UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

___________

FORM N-CSRS

___________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

___________

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: October 31, 2021

Date of reporting period: April 30, 2021

Item 1.    Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act or 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

THE ADVISORS’ INNER CIRCLE FUND

Global Value Fund

SEMI-ANNUAL REPORT TO SHAREHOLDERS

April 30, 2021

This information must be preceded or accompanied by a current prospectus. Investors should read the prospectus carefully before investing.

MANAGER’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

(Unaudited)

The total net of fees return of the LSV Global Value Fund, the benchmark MSCI AC World Index and the MSCI AC World Value Index for the trailing periods ending April 30, 2021 were as follows:

	6-Months Trailing	1 Year	3 Year	5 Years	Since Inception

LSV Global Value Fund, Institutional Class Shares*	40.59%	52.49%	6.67%	10.04%	6.40%

Benchmark:
MSCI AC World	28.30%	45.76%	13.32%	13.85%	9.58%

Broad Market:
MSCI AC World Value	34.08%	41.04%	6.84%	9.19%	5.53%

*Month Ended April 30, 2021.

Institutional Class Shares performance as of 3/31/21: 62.83% (1 year), 9.67% (5 year) and 6.06% (Since Inception). The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares when redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For performance data current to the most recent month end, please call 888-FUND-LSV (888-386-3578). Periods longer than 1-year are annualized; inception date 6/26/2014.

Global equities rallied over the prior six month period as the announcement of three effective COVID-19 vaccine candidates in November 2020 and meaningful stimulus measures from governments and central banks across the globe eclipsed any near-term economic concerns, sparking a risk-on move in markets as the end of the pandemic is now in sight. COVID-19 optimism and re-opening hopes thanks to lower infection rates, vaccination rollouts and ongoing stimulus measures led to a meaningful sell-off in nominal bonds as well as a broad-based rotation in equities in favor of cyclical value and small cap stocks. The MSCI AC World Index was up 28.30% (in USD). From a style perspective, global value stocks outperformed across all market capitalization segments based on the MSCI Indices—the MSCI AC World Value Index was up 34.08% while the MSCI AC World Growth Index was up 22.98% (both in USD). The LSV Global Value Equity Fund, Institutional Class Shares, was up 40.59% for the period. From a sector perspective, Energy, Financials and Materials stocks outperformed while the Utilities, Consumer Staples and Health Care sectors lagged.

The positive vaccine news, coupled with news of additional fiscal stimulus in the U.S. over the period prompted a shift in market leadership away from ‘growth’ stocks that had fared well throughout the pandemic and into ‘value’ stocks. The Fund rebounded strongly amidst the rotation as both the Fund’s deep value bias and smaller capitalization tilt versus the benchmark contributed positively to relative returns on the back of the ‘re-opening’ trade. Attribution analysis further indicates that both stock and sector selection contributed positively to relative returns over the period. Stock selection represented the bulk of the relative gains thanks to the outperformance of holdings within the Consumer Discretionary, Information Technology and Financials sectors as deep value names in the Auto Manufacturing, Technology Hardware and Consumer Finance industries performed particularly well over the period. From a sector perspective, relative returns were more modest and relative gains were largely the result of our underweight position in the Consumer Staples sector as well as our overweight to Financials stocks. Top contributors for the period included our overweight positions in Applied Materials, Great Wall Motor, Seagate, HP, Magna International, Ally Financial and Metropole Television. Not owning Alibaba, Amazon and Apple also added value. The main individual detractors included not owning Tesla, Alphabet, ASML and Exxon. Overweight positions in Regeneron, Merck, Compeq Manufacturing, Nisshin OilliO Group and Bristol-Myers also detracted.

The Fund continues to trade at a significant discount to the overall market as well as to the value benchmark. The Fund is trading at 11.7x forward earnings compared to 20.0x for the MSCI AC World Index, 1.6x book value

MANAGER’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

(Unaudited)

compared to 2.9x for the benchmark and 7.8x cash flow compared to 17.4x for the MSCI AC World Index. Sector weightings are a result of our bottom-up stock selection process, subject to constraints at the sector and industry levels. The Fund is currently overweight the Financials, Health Care and Materials sectors while underweight Information Technology, Consumer Discretionary and Real Estate.

Our organization remains stable and our research team continues to pursue an active research agenda in which we are looking for better ways to measure value and identify signs of positive change. As always, we are focused on delivering the long-term results that our investors have come to expect from LSV and that we have delivered for clients since 1994.

This material represents the manager’s assessment of the portfolio and market environment at a specific point in time and should not be relied upon by the reader as research or investment advice. Investing involves risk including loss of principal. The information provided herein represents the opinion of the manager and is not intended to be a forecast of future events, a guarantee of future results or investment advice.

Forward earnings is not a forecast of the Fund’s future performance. Investing involves risk, including possible loss of principal. Investments in smaller companies typically exhibit higher volatility.

The MSCI AC World Index is a market capitalization weighted index designed to provide a broad measure of equity-market performance throughout the world.

The MSCI AC World Value Index captures large and mid-cap securities exhibiting overall value style characteristics across 23 developed Markets countries.

The MSCI AC World Growth Index captures large and mid-cap securities exhibiting overall growth style characteristics across 23 developed Markets countries.

Index Returns are for illustrative purposes only and do not represent actual fund performance. Index performance returns do not reflect any manage fees, transaction costs or expenses. Indexes are unmanaged and one cannot invest directly in an index. Past performance does not guarantee future results.

April 30, 2021	(Unaudited)

Sector Weightings†:

†	Percentages are based on total investments.

Schedule of Investments LSV Global Value Fund

	Shares	Value (000)
U.S. Common Stock (55.7%)
Aerospace & Defense (1.9%)
General Dynamics	240	$46
Huntington Ingalls Industries	160	34
L3Harris Technologies	270	56
Textron	700	45

		181

Agricultural Products (0.2%)
Ingredion	200	19

Air Freight & Logistics (0.3%)
FedEx	100	29

Aircraft (1.2%)
Delta Air Lines*	500	23
Lockheed Martin	160	62
United Airlines Holdings*	500	27

		112

Apparel Retail (0.6%)
Foot Locker	900	53

Application Software (0.3%)
CDK Global	600	32

Asset Management & Custody Banks (1.7%)
Ameriprise Financial	300	77
Bank of New York Mellon	920	46
State Street	500	42

		165

Automotive (1.8%)
Ford Motor*	4,300	50
General Motors*	1,200	68
Goodyear Tire & Rubber*	1,200	21
Lear	160	29

		168

LSV Global Value Fund

	Shares	Value (000)
Automotive Retail (0.3%)
Group 1 Automotive	200	$33

Banks (2.3%)
Bank of America	1,200	49
CIT Group	500	27
Citizens Financial Group	1,100	50
Regions Financial	1,400	31
Wells Fargo	500	23
Zions Bancorp	600	33

		213

Biotechnology (2.3%)
Alexion Pharmaceuticals*	400	68
Amgen	200	48
Biogen*	170	45
Gilead Sciences	300	19
Regeneron Pharmaceuticals*	70	34

		214

Broadcasting (1.7%)
Fox	1,300	49
Gray Television	1,600	33
Nexstar Media Group, Cl A	400	58
ViacomCBS, Cl B	500	21

		161

Building & Construction (0.5%)
TRI Pointe Group*	2,000	48

Chemicals (1.5%)
Celanese, Cl A	250	39
Eastman Chemical	300	35
Huntsman	1,200	34
LyondellBasell Industries, Cl A	300	31

		139

Commodity Chemicals (0.1%)
Kronos Worldwide	300	5

Computer & Electronics Retail (0.5%)
Best Buy	400	47

Computers & Services (5.2%)
DXC Technology	1,200	39
eBay	1,400	79
Hewlett Packard Enterprise	3,900	62
HP	2,000	68
NetApp	400	30
Oracle	1,400	107
Seagate Technology	800	74
Xerox Holdings	1,400	34

		493

The accompanying notes are an integral part of the financial statements

Schedule of Investments

April 30, 2021	(Unaudited)

LSV Global Value Fund

	Shares	Value (000)
Consumer Staples (0.7%)
Kimberly-Clark	500	$67

Data Processing & Outsourced Services (0.8%)
CSG Systems International	800	37
Sykes Enterprises*	800	35

		72

Drug Retail (0.6%)
Walgreens Boots Alliance	1,000	53

Electric Utilities (0.4%)
NRG Energy	1,100	39

Electrical Services (0.6%)
Vistra Energy	3,200	54

Financial Services (2.0%)
Ally Financial	1,100	56
Capital One Financial	300	45
Citigroup	600	43
Discover Financial Services	400	46

		190

Food, Beverage & Tobacco (1.1%)
JM Smucker	400	52
Molson Coors Beverage, Cl B	1,000	55

		107

General Merchandise Stores (0.8%)
Target	360	75

Health Care Distributors (0.9%)
Cardinal Health	500	30
McKesson	300	56

		86

Health Care Facilities (0.4%)
HCA Holdings	200	40

Health Care Services (1.3%)
CVS Health	500	38
DaVita*	360	42
Quest Diagnostics	300	40

		120

Hotel & Resort REIT’s (0.1%)
Service Properties Trust	500	6

Household Products, Furniture & Fixtures (0.7%)
Whirlpool	300	71

Insurance (2.8%)
Aflac	1,000	54
Allstate	500	63

LSV Global Value Fund

	Shares	Value (000)
Insurance (continued)
American Financial Group	400	$49
Hartford Financial Services Group	400	26
Lincoln National	400	26
MGIC Investment	1,700	26
Prudential Financial	240	24

		268

Investment Banking & Brokerage (0.4%)
Morgan Stanley	500	41

IT Consulting & Other Services (0.9%)
Amdocs	585	44
International Business Machines	300	43

		87

Machinery (1.6%)
Cummins	290	73
Meritor*	1,100	30
Oshkosh	400	50

		153

Managed Health Care (0.7%)
Anthem	170	64

Media & Entertainment (0.8%)
Comcast, Cl A	600	34
TEGNA	2,100	42

		76

Metal & Glass Containers (1.5%)
Berry Global Group*	860	55
Crown Holdings	180	20
Silgan Holdings	1,600	67

		142

Motorcycle Manufacturers (0.5%)
Harley-Davidson	1,000	48

Paper & Paper Products (0.1%)
Domtar	200	8

Paper Packaging (0.2%)
Westrock	400	22

Petroleum & Fuel Products (0.7%)
Phillips 66	300	24
Valero Energy	600	45

		69

Pharmaceuticals (3.6%)
AbbVie	400	45
Bristol-Myers Squibb	1,300	81
Jazz Pharmaceuticals*	290	48

The accompanying notes are an integral part of the financial statements

Schedule of Investments

April 30, 2021	(Unaudited)

LSV Global Value Fund

	Shares	Value (000)
Pharmaceuticals (continued)
Lannett*	500	$2
Merck	1,700	126
Pfizer	800	31
Viatris, Cl W*	210	3

		336

Property & Casualty Insurance (0.4%)
First American Financial	520	34

Reinsurance (0.3%)
Everest Re Group	100	28

Retail (1.1%)
Kohl’s	500	29
Kroger	1,800	66
Macy’s	400	7

		102

Semi-Conductors/Instruments (3.3%)
Applied Materials	600	80
Cirrus Logic*	400	30
Intel	1,900	109
Jabil	900	47
Lam Research	70	43

		309

Technology Distributors (0.5%)
Arrow Electronics*	300	34
Avnet	300	13

		47

Technology Hardware Storage & Peripherals (0.0%)
Dell Technologies, Cl C*	35	3

Telephones & Telecommunications (3.2%)
AT&T	1,700	53
Cisco Systems	1,200	61
Juniper Networks	1,300	33
NETGEAR*	1,000	37
Verizon Communications	2,000	116

		300

Thrifts & Mortgage Finance (0.3%)
Radian Group	1,100	27

TOTAL U.S. COMMON STOCK
(Cost $4,093)		5,256

Foreign Common Stock (41.6%)

Australia (1.5%)
Australian Pharmaceutical Industries	21,000	19
BlueScope Steel	1,900	32

LSV Global Value Fund

	Shares	Value (000)
Australia (continued)
Fortescue Metals Group	3,300	$57
OMV	700	35

		143

Belgium (0.2%)
Solvay	170	22

Canada (2.2%)
Air Canada, Cl B*	1,200	24
B2Gold	10,400	50
Canadian Imperial Bank of Commerce	130	14
iA Financial	1,000	56
Magna International	700	66

		210

Chile (0.3%)
Enel Americas	172,566	25

China (1.9%)
China CITIC Bank, Cl H	76,000	40
China Resources Power Holdings	31,000	41
Shanghai Pharmaceuticals Holding, Cl H	4,000	9
Shenzhen Expressway, Cl H	36,000	37
Sinotrans, Cl H	125,000	57

		184

Finland (1.0%)
TietoEVRY	2,637	91

France (3.8%)
AXA	800	23
BNP Paribas	300	19
Metropole Television	2,300	51
Natixis	4,100	20
Orange	5,600	70
Rothschild	800	28
Rubis SCA	900	42
Sanofi	800	83
Total	600	27

		363

Germany (2.0%)
Allianz	60	16
Daimler	300	27
Deutsche Post	1,100	65

The accompanying notes are an integral part of the financial statements

Schedule of Investments

April 30, 2021	(Unaudited)

LSV Global Value Fund

	Shares	Value (000)
Germany (continued)
Muenchener Rueckversicherungs	50	$14
Rheinmetall	300	31
Volkswagen	100	32

		185

Hong Kong (3.4%)
Asia Cement China Holdings	20,500	21
China Petroleum & Chemical, Cl H	116,000	58
China Water Affairs Group	14,000	11
Dongfeng Motor Group, Cl H	34,000	30
Guangzhou Baiyunshan Pharmaceutical Holdings, Cl H	11,000	30
Hengan International Group	8,000	52
Nine Dragons Paper Holdings	28,000	38
PAX Global Technology	44,000	49
Skyworth Group	16,283	5
SmarTone Telecommunications Holdings	5,500	3
WH Group	23,000	20

		317

Hungary (0.5%)
MOL Hungarian Oil & Gas*	6,200	43

Indonesia (0.1%)
Bank Negara Indonesia Persero	27,700	11

Israel (0.1%)
Teva Pharmaceutical Industries*	900	10

Italy (0.7%)
A2A	22,200	44
Mediobanca Banca di Credito Finanziario*	1,600	18

		62

Japan (5.8%)
DTS	1,600	38
Isuzu Motors	3,500	35
ITOCHU	1,300	41
Kandenko	4,000	34
KDDI	1,700	51

LSV Global Value Fund

	Shares	Value (000)
Japan (continued)
Konoike Transport	800	$8
Lintec	500	11
Nippon Telegraph & Telephone	1,800	45
Nisshin Oillio Group	1,100	31
Nitto Kogyo	1,200	21
Nomura Holdings	9,800	53
ORIX	2,700	43
Resona Holdings	3,100	13
SKY Perfect JSAT Holdings	4,000	17
Sumitomo	2,200	30
Teijin	1,900	31
Tsubakimoto Chain	400	11
Valor	1,700	36

		549

Netherlands (2.2%)
Aegon	9,300	43
Koninklijke Ahold Delhaize	2,200	59
Royal Dutch Shell, Cl B	2,900	52
Signify	1,000	57

		211

Norway (0.4%)
DNB	1,800	39

Russia (0.7%)
Gazprom PJSC ADR	6,500	39
LUKOIL PJSC ADR	370	29

		68

South Africa (0.1%)
Absa Group	800	7

South Korea (3.3%)
Huons	874	59
Kginicis	1,600	29
LG Uplus	2,500	30
Samsung Electronics	1,350	99
SK Telecom	350	95

		312

Spain (0.5%)
Enagas	1,400	31
Mapfre	7,500	16

		47

Sweden (1.9%)
Bilia, Cl A	2,700	48

The accompanying notes are an integral part of the financial statements

Schedule of Investments

April 30, 2021	(Unaudited)

LSV Global Value Fund

	Shares	Value (000)
Sweden (continued)
Inwido	1,500	$26
Nordea Bank Abp*	900	9
SKF, Cl B	1,100	28
Swedish Orphan Biovitrum*	1,900	32
Volvo, Cl B	1,400	35

		178

Switzerland (1.6%)
Credit Suisse Group	900	9
Novartis	500	43
Roche Holding AG	150	49
Swiss Life Holding	60	29
UBS Group	1,300	20

		150

Taiwan (2.3%)
ASE Technology Holding	12,000	50
Chipbond Technology	16,000	44
Compeq Manufacturing	20,000	31
Powertech Technology	13,000	52
Tripod Technology	8,000	40

		217

Thailand (0.2%)
Krung Thai Bank	21,700	8
Pruksa Holding	24,700	10

		18

Turkey (0.6%)
Coca-Cola Icecek	4,200	40
Eregli Demir ve Celik Fabrikalari	6,500	15

		55

United Kingdom (4.3%)
3i Group	1,700	30
Anglo American	1,500	64
BAE Systems	9,000	63
Barclays	15,300	37
Bellway	400	20
British American Tobacco	900	33
GlaxoSmithKline	4,500	83
J Sainsbury	6,000	20
Lloyds Banking Group	43,500	27

LSV Global Value Fund

	Shares	Value (000)
United Kingdom (continued)
Tesco	10,579	$31

		408

TOTAL FOREIGN COMMON STOCK (Cost $3,583)		3,925

	Face Amount (000)
Repurchase Agreement (1.9%)
South Street Securities 0.010%, dated 04/30/21, to be repurchased on 05/03/21, repurchase price $179 (collateralized by various U.S. Treasury Notes, ranging in par value $46 - $131, 1.750% - 2.125%, 08/15/21 -05/15/23; total market value $183)	$179	179

TOTAL REPURCHASE AGREEMENT (Cost $179)		179

Total Investments – 99.2% (Cost $7,855)		$9,360

Percentages are based on Net Assets of $9,436 (000). * Non-income producing security. ADR — American Depositary Receipt Cl — Class PJSC — Public Joint Stock Company REIT — Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements

Schedule of Investments

April 30, 2021	(Unaudited)

The following is a list of the level of inputs used as of April 30,

2021, in valuing the Fund’s investments carried at value ($000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock United States	$5,256	$–	$–	$5,256

Total Common Stock	5,256	–	–	5,256

Foreign Common Stock
Australia	143	–	–	143
Belgium	22	–	–	22
Canada	210	–	–	210
Chile	25	–	–	25
China	–	184	–	184
Finland	91	–	–	91
France	363	–	–	363
Germany	185	–	–	185
Hong Kong	21	296	–	317
Hungary	43	–	–	43
Indonesia	11	–	–	11
Israel	–	10	–	10
Italy	62	–	–	62
Japan	549	–	–	549
Netherlands	211	–	–	211
Norway	39	–	–	39
Russia	68	–	–	68
South Africa	7	–	–	7
South Korea	312	–	–	312
Spain	47	–	–	47
Sweden	178	–	–	178
Switzerland	150	–	–	150
Taiwan	–	217	–	217
Thailand	18	–	–	18
Turkey	55	–	–	55
United Kingdom	408	–	–	408

Total Foreign Common Stock	3,218	707	–	3,925

Total Repurchase Agreement	–	179	–	179

Total Investments in Securities	$8,474	$886	$–	$9,360

For the period ended April 30, 2021, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 —Significant Accounting Policies in the Notes to Financial Statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements

Statement of Assets and Liabilities (000)

April 30, 2021	(Unaudited)

LSV Global Value Fund
Assets:
Investments at Value (Cost $7,855)	$9,360
Foreign Currency, at Value (Cost $64)	64
Dividends and Interest Receivable	19
Receivable for Capital Shares Sold	15
Receivable for Investment Securities Sold	9
Receivable due from Investment Adviser	3
Reclaim Receivable	6
Prepaid Expenses	12

Total Assets	9,488
Liabilities:
Payable for Investment Securities Purchased	31
Payable for Printing Fees	7
Payable due to Transfer Agent	6
Payable to Custodian	5
Payable due to Distributor	1
Payable due to Administrator	—
Payable due to Trustees	—
Other Accrued Expenses	2

Total Liabilities	52
Net Assets	$9,436

Net Assets Consist of:
Paid-in Capital	$7,664
Total distributable gain	1,772
Net Assets	$9,436

Net Asset Value, Offering and Redemption Price Per Share — Institutional Class Shares ($7,582 ÷ 587,963 shares)(1)	$12.90

Net Asset Value, Offering and Redemption Price Per Share — Investor Class Shares ($1,854 ÷ 143,936 shares)(1)	$12.88

(1) Shares have not been rounded.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements

Statement of Operations (000)

For the period ended April 30, 2021	(Unaudited)

LSV Global Value Fund
Investment Income:
Dividend Income	$106
Interest Income	—
Foreign Taxes Withheld	(6)
Total Investment Income	100
Expenses:
Investment Advisory Fees	28
Administration Fees	2
Distribution Fees - Investor Class	2
Trustees’ Fees	—
Chief Compliance Officer Fees	—
Transfer Agent Fees	17
Registration and Filing Fees	17
Custodian Fees	11
Printing Fees	1
Insurance and Other Fees	5
Total Expenses	83
Less: Waiver of Investment Advisory Fees	(28)
Less: Reimbursement of Expenses from Investment Adviser	(20)
Less: Fees Paid Indirectly — (see Note 4)	—
Net Expenses	35
Net Investment Income	65
Net Realized Gain on Investments	339
Net Realized Loss on Foreign Currency Transactions	(1)
Net Change in Unrealized Appreciation (Depreciation) on Investments	2,003
Net Realized and Unrealized Gain on Investments	2,341
Net Increase in Net Assets Resulting from Operations	$2,406

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements

Statements of Changes in Net Assets (000)

For the period ended April 30, 2021 (Unaudited) and for the year ended October 31, 2020

	LSV Global Value Fund
	11/1/2020 to 04/30/2021	11/1/2019 to 10/31/2020
Operations:
Net Investment Income	$65	$123
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	338	(37)
Net Change in Unrealized Appreciation (Depreciation) on Investments	2,003	(813)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,406	(727)
Distributions
Institutional Class Shares	(105)	(123)
Investor Class Shares	(20)	(20)
Total Distributions	(125)	(143)

Capital Share Transactions:
Institutional Class Shares:
Issued	1,288	491
Reinvestment of Dividends and Distributions	105	123
Redeemed	(581)	(20)
Net Increase from Institutional Class Shares Transactions	812	594
Investor Class Shares:
Issued	459	448
Reinvestment of Dividends and Distributions	20	20
Redeemed	(131)	(262)

Net Increase from Investor Class Shares Transactions	348	206
Net Increase in Net Assets Derived from Capital Share Transactions	1,160	800

Total Increase (Decrease) in Net Assets	3,441	(70)
Net Assets:
Beginning of Period	5,995	6,065
End of Year/Period	$9,436	$5,995

Shares Transactions:
Institutional Class:
Issued	106	49
Reinvestment of Dividends and Distributions	9	11
Redeemed	(52)	(2)
Total Institutional Class Share Transactions	63	58
Investor Class:
Issued	37	52
Reinvestment of Dividends and Distributions	2	2
Redeemed	(12)	(26)
Total Investor Class Share Transactions	27	28
Net Increase in Shares Outstanding	90	86

Amounts designated as “—” are zero or have been rounded to zero.

The accompanying notes are an integral part of the financial statements

Financial Highlights

For a share outstanding throughout each period For the six months ended April 30, 2021 (Unaudited) and the years ended October 31,

	Net Asset Value Beginning of Period	Net Investment Income(1)	Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Gain	Total Dividends and Distributions	Net Asset Value End of Period	Total Return†	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate‡

LSV Global Value Fund
Institutional Class Shares

2021*	$9.35	$0.10	$3.66	$3.76	$(0.21)	$–	$(0.21)	$12.90	40.59%	$7,582	0.90%	2.17%	1.75%	17%

2020	10.91	0.20	(1.51)	(1.31)	(0.25)	–	(0.25)	9.35	(12.43)	4,907	0.90	2.54	2.04	13

2019	10.65	0.26	0.47	0.73	(0.20)	(0.27)	(0.47)	10.91	7.56	5,098	0.90	3.19	2.55	10

2018	11.54	0.23	(0.87)	(0.64)	(0.21)	(0.04)	(0.25)	10.65	(5.79)	4,453	0.90	3.17	1.95	13

2017	9.54	0.19	2.08	2.27	(0.20)	(0.07)	(0.27)	11.54	24.29	3,988	0.90	4.52	1.83	15

2016	9.71	0.20	(0.12)	0.08	(0.15)	(0.10)	(0.25)	9.54	0.96	2,684	0.90	6.34	2.23	23

Investor Class Shares

2021*	$9.33	$0.09	$3.65	$3.74	$(0.19)	$–	$(0.19)	$12.88	40.35%	$1,854	1.15%	2.41%	1.51%	17%

2020	10.89	0.18	(1.51)	(1.33)	(0.23)	–	(0.23)	9.33	(12.62)	1,088	1.15	2.80	1.85	13

2019	10.64	0.23	0.47	0.70	(0.18)	(0.27)	(0.45)	10.89	7.23	967	1.15	3.47	2.24	10

2018	11.52	0.19	(0.85)	(0.66)	(0.18)	(0.04)	(0.22)	10.64	(5.92)	524	1.15	3.43	1.66	13

2017	9.53	0.17	2.07	2.24	(0.18)	(0.07)	(0.25)	11.52	23.94	520	1.15	4.78	1.56	15

2016	9.68	0.18	(0.12)	0.06	(0.11)	(0.10)	(0.21)	9.53	0.77	205	1.15	6.78	2.00	23

*	For the six-month period ended April 30, 2021. All ratios for the period have been annualized.
†	Total return is for the period indicated and has not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee.
Total returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
‡	Portfolio turnover rate is for the period indicated and has not been annualized.
(1)	Per share calculations were performed using average shares for the period.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements

Notes to Financial Statements

April 30, 2021	(Unaudited)

1.	Organization:

The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 43 funds. The financial statements herein are those of the LSV Global Value Fund, a diversified Fund (the “Fund”). The Fund seeks long-term growth of capital by investing primarily in equity securities of companies located throughout the world. The Fund commenced operations on June 25, 2014, offering Institutional Class Shares and Investor Class Shares. The financial statements of the remaining funds of the Trust are not presented herein, but are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2. Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund. The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Fund’s Board of Trustees (the “Board”). The Fund’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect the value of those securities a (“Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the adviser of the Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it may request that a Committee meeting be called. In addition, the Fund’s administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the administrator, the administrator notifies the adviser that such limits have been exceeded. In such event, the adviser makes the determination whether a Committee meeting should be called based on the information provided.

The Fund uses MarkIt Fair Value (“MarkIt”) as a third party fair valuation vendor. MarkIt provides a fair value for foreign securities in the Fund based on certain factors and methodologies (involving,

Notes to Financial Statements

April 30, 2021	(Unaudited)

generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by MarkIt in the event that there is a movement in the U.S. markets that exceeds a specific threshold established by the Committee. The Committee establishes a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Fund values its non-U.S. securities that exceed the applicable “confidence interval” based upon the fair values provided by MarkIt. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by MarkIt are not reliable, the Adviser contacts the Fund’s Administrator and can request that a meeting of the Committee be held. As of April 31, 2020, there were no securities valued in accordance with Fair Value Procedures. If a local market in which the Fund owns securities is closed for one or more days, the Fund shall value all securities held in that corresponding currency based on the fair value prices provided by MarkIt using the predetermined confidence interval discussed above.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and

Level 3 — Prices, inputs or proprietary modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the period ended April 30, 2021, there have been no significant changes to the Fund’s fair valuation methodologies.

Federal Income Taxes — It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended and to distribute substantially all of its income to shareholders. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e. the last three open tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period ended April 30, 2021, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended April 30, 2021, the Fund did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains or losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.

Notes to Financial Statements

April 30, 2021	(Unaudited)

Investments in Real Estate Investment Trusts (REITs) — With respect to the Fund, dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Repurchase Agreements — In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities (“collateral”), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. Such collateral will be cash, debt securities issued or guaranteed by the U.S. Government, securities that at the time the repurchase agreement is entered into are rated in the highest category by a nationally recognized statistical rating organization (“NRSRO”) or unrated category by an NRSRO, as determined by the Adviser. Provisions of the repurchase agreements and procedures adopted by the Board require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Repurchase agreements are entered into by the Fund under Master Repurchase Agreements (“MRA”) which permit the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/ or posted to the counterparty and create one single net payment due to or from the Fund.

At April 30, 2021, the open repurchase agreements by counterparty which is subject to a MRA on a net payment basis is as follows (000):

Counterparty	Repurchase Agreement	Fair Value of Non-Cash Collateral Received	Cash Collateral Received(1)	Net Amount(2)
South Street Securities	$179	$179	$—	$—

(1) The amount of collateral reflected in the table does not include any over-collateralization received by the Fund.

(2) Net amount represents the net amount receivable due from the counterparty in the event of default.

Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid.

Expenses — Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund based on the number of funds and/or average daily net assets.

Classes — Class specific expenses are borne by that class of shares. Income, realized and unrealized gains and losses and non-class specific expenses are allocated to the respective class on the basis of average daily net assets.

Dividends and Distributions to Shareholders — Dividends from net investment income, if any, are declared and paid to shareholders annually. Any net realized capital gains are distributed to shareholders at least annually.

3.	Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services the (“Administrator”), a wholly owned subsidiary of SEI Investments Company and/or SEI Investments Distribution Co. the (“Distributor”). Such officers are paid no fees by the Trust for serving as officers of the Trust other than the Chief Compliance Officer (“CCO”) as described below.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include

Notes to Financial Statements

April 30, 2021	(Unaudited)

regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services have been approved by and reviewed by the Board.

4.	Administration, Distribution, Shareholder Servicing, Transfer Agent and Custodian Agreements:

The Fund, along with other series of the Trust advised by LSV Asset Management (the “Adviser”), and the Administrator are parties to an Administration Agreement, under which the Administrator provides administrative services to the Fund. For these services, the Administrator is paid an asset based fee, subject to certain minimums, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the period ended April 30, 2021, the Fund paid $2,096 for these services.

The Trust and Distributor are parties to a Distribution Agreement dated November 14, 1991, as Amended and Restated November 14, 2005. The Distributor receives no fees for its distribution services under this agreement.

The Fund has adopted a distribution plan under the Rule 12b-1 under the 1940 Act for Investor Class Shares that allows the Fund to pay distribution and service fees for the sale and distribution of its shares, and for services provided to shareholders. The maximum annual distribution fee for Investor Class Shares of the Fund is 0.25% annually of the average daily net assets. For the period ended April 30, 2021, the Fund incurred $1,762 of distribution fees.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust. During the period ended April 30, 2021, the Fund earned $5 in cash management credits which were used to offset transfer agent expenses. This amount is labeled as “Fees Paid Indirectly” on the Statement of Operations.

U.S. Bank, N.A. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased and sold by the Fund.

5.	Investment Advisory Agreement:

The Trust and the Adviser are parties to an Investment Advisory Agreement, under which the Adviser receives an annual fee equal to 0.75% of the Fund’s average daily net assets. The Adviser has contractually agreed to waive its fee (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) in order to limit the Fund’s total operating expenses after fee waivers and/or expense reimbursements to a maximum of 0.90% and 1.15% of the Fund’s Institutional Class and Investor Class Shares’

average daily net assets, respectively, through February 28, 2022. Refer to waiver of investment advisory fees on the Statement of Operations for fees waived for the period ended April 30, 2021.

6.	Investment Transactions:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the period ended April 30, 2021, were as follows (000):

Purchases
Other	$2,169
Sales
Other	$1,245

7.	Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent.

The permanent differences primarily consist of foreign currency translations, and reclassification of long term capital gain distribution on REITs. There are no permanent differences that are credited or charged to Paid-in Capital and Distributable Earnings as of October 31, 2020.

The tax character of dividends and distributions paid during the years ended October 31, 2020 and 2019 was as follows (000):

	Ordinary Income	Long-Term Capital Gain	Total
2020	$143	$—	$143
2019	123	101	224

As of October 31, 2020, the components of distributable earnings on a tax basis were as follows (000):

Undistributed Ordinary Income	$109
Capital Loss Carryforward	(100)
Other Temporary Differences	(1)
Unrealized Depreciation	(517)

Total Accumulated Losses	$(509)

Capital loss carryforward rules allow for RICs to carry forward capital losses indefinitely and to retain the character of capital loss carryforwards as short-term or long-term. The Fund has short-term and long-term capital loss carryforwards of $6 (000) and $94 (000), respectively, at October 31, 2020. During the year end October 31, 2020, no capital loss carryforwards were utilized to offset capital gains.

Notes to Financial Statements

April 30, 2021	(Unaudited)

The total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation on investments held by the Fund at April 30, 2021, were as follows (000):

Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation
$ 7,855	$1,888	$(383)	$1,505

8.	Concentration of Risks:

Equity Risk — Since the Fund purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Foreign Company Risk — Investing in foreign companies, including direct investments and through Depositary Receipts, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency, the value of which may be influenced by currency exchange rates and exchange control regulations. Changes in the value of a currency compared to the U.S. dollar may affect (positively or negatively) the value of the Fund’s investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer’s home country. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publically available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers.

While Depositary Receipts provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in Depositary Receipts continue to be subject to many of the risks associated with investing directly in foreign securities.

Emerging Market Risk — Investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

Currency Risk — As a result of the Fund’s investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case, the dollar value of an investment in the Fund would be adversely affected.

Market Risk — The risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Markets for securities in which the Fund invests may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact

Notes to Financial Statements

April 30, 2021	(Unaudited)

the Fund’s performance and cause losses on your investment in the Fund.

Medium and Smaller Capitalization Risk — The medium- and smaller-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these medium- and small-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, medium- and small-capitalization stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Style Risk — Since the Fund pursues a “value style” of investing, if the Adviser’s assessment of market conditions, or a company’s value or prospects for exceeding earnings expectations is wrong, the Fund could suffer losses or produce poor performance relative to other funds. In addition, “value stocks” can continue to be undervalued by the market for long periods of time.

9.	Other:

At April 30, 2021, 99% of total shares outstanding for the Institutional Class Shares were held by three record shareholders each owning 10% or greater of the aggregate total shares outstanding. At April 30, 2021, 82% of total shares outstanding for the Investor Class Shares were held by two record shareholders each owning 10% or greater of the aggregate total shares outstanding. These were comprised mostly of omnibus accounts which were held on behalf of various individual shareholders.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

10.	Subsequent Events:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements.

Disclosure of Fund Expenses (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2020 to April 30, 2021.

The table below illustrates your Fund’s costs in two ways:

•  Actual fund return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

•  Hypothetical 5% return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the period, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the hypothetical return is set at 5% for comparison purposes — NOT your Fund’s actual return —the account values shown do not apply to your specific investment.

	Beginning Account Value 11/01/20	Ending Account Value 04/30/21	Annualized Expense Ratios	Expenses Paid During Period*

LSV Global Value Fund

Actual Fund Return
Institutional Class Shares	$1,000.00	$1,405.90	0.90%	$5.37
Investor Class Shares	1,000.00	1,403.50	1.15	6.85

Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,020.33	0.90%	$4.51
Investor Class Shares	1,000.00	1,019.09	1.15	5.76

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Board Consideration in Re-Approving the Advisory Agreement (Unaudited)

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Fund’s advisory agreement (the “Agreement”) must be renewed at least annually after its initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund (the “Trust”) or by a vote of a majority of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

A Board meeting was held via videoconference on February 24, 2021 to decide whether to renew the Agreement for an additional one-year term (the “February Meeting”). The February Meeting was held via videoconference in reliance on relief provided in orders issued by the Securities and Exchange Commission on March 13, 2020, March 25, 2020 and June 19, 2020 from 1940 Act sections and rules requiring that certain votes of a company’s board of trustees be cast in person due to circumstances related to the current or potential effects of the COVID-19 pandemic. In preparation for the February Meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. Prior to the February Meeting, the Independent Trustees of the Fund met to review and discuss the information provided and submitted a request for additional information to the Adviser, and information was provided in response to this request. The Trustees used this information, as well as other information that the Adviser and other service providers of the Fund presented or submitted to the Board at the February Meeting and other meetings held during the prior year, to help them decide whether to renew the Agreement for an additional year.

Specifically, the Board requested and received written materials from the Adviser and other service providers of the Fund regarding: (i) the nature, extent and quality of the Adviser’s services; (ii) the Adviser’s investment management personnel; (iii) the Adviser’s operations and financial condition; (iv) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Fund’s advisory fee paid to the Adviser and overall fees and operating expenses compared with a peer group of mutual funds; (vi) the level of the Adviser’s profitability from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (vii) the Adviser’s potential economies of scale; (viii) the Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (ix) the Adviser’s policies on and compliance procedures for personal securities transactions; and (x) the Fund’s performance compared with a peer group of mutual funds and the Fund’s benchmark index.

Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the February Meeting to help the Trustees evaluate the Adviser’s services, fee and other aspects of the Agreement. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management and the Adviser.

At the February Meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other service providers of the Fund, renewed the Agreement. In considering the renewal of the Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the investment performance of the Fund and the Adviser; (iii) the costs of the services provided and profits realized by the Adviser from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (iv) the extent to which economies of scale are being realized by the Adviser; and (v) whether fee levels reflect such economies of scale for the benefit of Fund investors, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Adviser

In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Fund, including the quality and continuity of the Adviser’s portfolio management personnel, the resources of the Adviser, and the Adviser’s compliance history and compliance program. The Trustees reviewed the terms of the Agreement. The Trustees also reviewed the Adviser’s investment and risk management approaches for the Fund. The most recent investment adviser registration form (“Form ADV”) for the Adviser was available to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Adviser to the Fund.

The Trustees also considered other services provided to the Fund by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Fund by the Adviser were sufficient to support renewal of the Agreement.

Board Consideration in Re-Approving the Advisory Agreement (Unaudited)

Investment Performance of the Fund and the Adviser

The Board was provided with regular reports regarding the Fund’s performance over various time periods. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s performance to its benchmark index and a peer group of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Adviser provided information regarding and led discussions of factors impacting the performance of the Fund, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees determined that the Fund’s performance was satisfactory, or, where the Fund’s performance was materially below its benchmark and/or peer group, the Trustees were satisfied by the reasons for the underperformance and/or the steps taken by the Adviser in an effort to improve the performance of the Fund. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser had been able to achieve for the Fund were sufficient to support renewal of the Agreement.

Costs of Advisory Services, Profitability and Economies of Scale

In considering the advisory fee payable by the Fund to the Adviser, the Trustees reviewed, among other things, a report of the advisory fee paid to the Adviser. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s net and gross expense ratios and advisory fee to those paid by a peer group of mutual funds as classified by Lipper. The Trustees reviewed the management fees charged by the Adviser to other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Fund and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Fund is subject. The Board concluded, within the context of its full deliberations, that the advisory fee was reasonable in light of the nature and quality of the services rendered by the Adviser.

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser from its relationship with the Fund, including both direct benefits and indirect benefits, such as research and brokerage services received under soft dollar arrangements, accruing to the Adviser and its affiliates. The Trustees considered how the Adviser’s profitability was affected by factors such as its organizational structure and method for allocating expenses. The Trustees concluded that the profit margins of the Adviser with respect to the management of the Fund were not unreasonable. The Board also considered the Adviser’s commitment to managing the Fund and its willingness to continue its expense limitation and fee waiver arrangement with the Fund.

The Trustees considered the Adviser’s views relating to economies of scale in connection with the Fund as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Fund and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Fund’s shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board concluded that the advisory fee was reasonable in light of the information that was provided to the Trustees by the Adviser with respect to economies of scale.

Renewal of the Agreement

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreement, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreement for another year. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

Trust:

The Advisors’ Inner Circle Fund

Fund:

LSV Global Value Fund

Adviser:

LSV Asset Management

Distributor:

SEI Investments Distribution Co.

Administrator:

SEI Investments Global Fund Services

Legal Counsel:

Morgan, Lewis & Bockius LLP

The Fund files their complete schedule of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT (Form N-Q for filings prior to March 31, 2020). The Funds’ Forms N-Q and N-PORT are available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to Fund securities, as well as information relating to how a Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-888-386-3578; and (ii) on the SEC’s website at http://www.sec.gov.

LSV-SA-007-0700

Item 2.    Code of Ethics.

Not applicable for semi-annual report.

Item 3.    Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.    Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.    Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.    Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.    Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies. Effective for closed-end management investment companies for fiscal-years-ending on or after December 31, 2005.

Item 9.  Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.  Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as amended (17 CFR § 240.13a-15(b) or §240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Items 13. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), is filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 9, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 9, 2021

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger,
Treasurer, Controller, and CFO

Date: July 9, 2021